Commitments and Contingencies (Details) HKD in Thousands	Dec. 31, 2015 HKD
Commitments And Contingencies [Line Items]
2016	HKD 9,221
2017	7,315
2018	2,555
Thereafter	143
Total minimum lease payments	HKD 19,234